Equity Incentive Plan - Non-vested shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of non-vested shares
Number of non vested shares
Balance	400	603	472
Granted			275
Vested	(175)	(203)	(144)
Balance	225	400	603
Weighted average grant date fair value per non vested shares
Weighted average grant date fair value per non vested shares
Balance	$ 48,240	$ 45,720	$ 61,080
Granted			22,440
Vested	43,160	40,560	51,720
Balance	$ 52,232.56	$ 48,240	$ 45,720